Disposals and business closures (Tables)	12 Months Ended
Dec. 31, 2023
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Schedule of Disposals Including Business Closures
The table below shows a summary of the assets and liabilities disposed of:

All figures in £ millions	2023	2022	2021
Disposal of subsidiaries and associates

Intangible assets, including goodwill	(53)	(77)	(3)

Property, plant and equipment	(5)	(11)	(48)

Intangible assets – product development	(15)	(39)	(6)

Inventories	(1)	(33)	(2)

Trade and other receivables	(65)	(106)	(6)

Deferred tax	8	(12)	–

Current tax (receivable)/payable	(2)	–	–

Cash and cash equivalents (excluding overdrafts)	(12)	(21)	(24)

Provisions for other liabilities and charges	–	1	3

Retirement benefit obligations	–	2	–

Trade and other liabilities	31	52	4

Financial liabilities – borrowings	–	8	67
Net assets disposed	(114)	(236)	(15)

Cumulative currency translation adjustment	122	5	(4)

Cash proceeds	1	291	108

Deferred proceeds	12	2	–

Costs of disposal	(30)	(25)	(24)

(Loss)/gain on disposal	(9)	37	65

All figures in £ millions	2023	2022	2021
Cash flow from disposals

Proceeds – current year disposals	1	291	108

Proceeds – prior year disposals	–	86	16

Cash and cash equivalents disposed	(12)	(21)	(24)

Costs and other disposal liabilities paid	(27)	(23)	(17)

Net cash (outflow)/inflow	(38)	333	83